PROVISIONS, CONTINGENT ASSETS AND LIABILITIES (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Contributions to PIS and Cofins	R$ 3,467,535	R$ 3,263,824
Contribution to PIS and Cofins under the Cumulative regime	951,899	838,178
Occupational accident insurance	560,495	527,030
Pension contributions	11,293	1,989,629
Labor claims	1,456,696
Civil claims	11,124,335	11,570,068
Tax proceedings	43,095,893	46,932,523
Disallowance of interest expenses	11,141,274	12,239,074
Assessments and disallowances of offsetting cofins credits	10,475,878	9,906,689
Goodwill amortization being disallowed on the acquisition of investments	7,749,082	9,429,961
Disallowance of expenses with credit losses	3,502,232	3,216,302
Unconstitutional expansion	1,967,940	1,919,536
Interest on own capital	933,359	196,906
Disallowance of exclusions and expenses	835,865	1,280,106
Social security contribution on amounts paid to employees as profit sharing	R$ 202,467	R$ 192,607